Description of Business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1.     Description of Business
Organization
ImmunityBio, Inc., including its subsidiaries (formerly known as NantKwest, Inc.), was incorporated in Illinois on October 7, 2002 under the name ZelleRx Corporation. On January 22, 2010, the company changed its name to Conkwest, Inc., and on July 10, 2015, the company changed its name to NantKwest, Inc. In March 2014, the company redomesticated from the State of Illinois to the State of Del
a
ware and the Illinois company ceased to exist. On March 9, 2021, its name was changed to ImmunityBio, Inc. We are a leading late-stage immunotherapy biotechnology company headquartered in Culver City, California with certain operations in San Diego and El Segundo, California, Louisville, Colorado, Seattle, Washington, Woburn, Massachusetts, Morrisville, North Carolina, Miramar, Florida, and Udine and Tavangnacco, Italy. In these notes, the terms “we,” “our,” “the company” and “us” refer to ImmunityBio and subsidiaries.
We have developed a next-generation immunotherapy platform based on our four key modalities: (1) activating NK and T cells using antibody cytokine fusion proteins, (2) activating tumoricidal macrophages using low-dose synthetic
immunomodulators, (3) generating memory T cells using vaccine candidates developed with our second-generation adenovirus, or hAd5, technology, and
(4) off-the-shelf
natural killer cells from the
NK-92
cell line and memory-like cytokine-enhanced natural killer cells
(m-ceNK)
from allogenic and autologous donors.
We own a broad, clinical-stage immunotherapy pipeline, including an antibody cytokine fusion protein (an
IL-15
superagonist
(N-803)
known as Anktiva), an albumin-associated anthracycline synthetic immunomodulator (aldoxorubicin), second-generation adenovirus (hAd5) and yeast vaccine technologies (targeting tumor-associated antigens and neoepitopes), off-the-shelf
genetically engineered natural killer cell lines inducing cancer and virally infected cell death through a variety of concurrent mechanisms including innate killing, antibody-mediated killing, and
CAR-directed
killing, macrophage polarizing peptides, and
bi-specific
fusion proteins targeting CD20,
PD-L1,
TGF-ß and
IL-12.
Our immunotherapy clinical pipeline consists of over 40 clinical trials in Phase 1, 2, or 3 development across 19 indications in solid and liquid cancers and infectious diseases. We have an expansive clinical-stage pipeline and intellectual property portfolio with 17 first-in-human
assets in 25 Phase II to III clinical trials.
In December 2019, the United States, or U.S. Food and Drug Administration, or FDA, granted Breakthrough Therapy designation to Anktiva for bacillus
Calmette-Guérin,
or BCG, unresponsive carcinoma in situ
non-muscle
invasive bladder cancer. Other indications currently with registration-potential studies include BCG unresponsive papillary bladder cancer, first- and second-line lung cancer, and metastatic pancreatic cancer.
The Merger
On December 21, 2020, we and NantCell, Inc. (formerly known as ImmunityBio, Inc.) (“NantCell”) entered into an Agreement and Plan of Merger (the Merger Agreement), pursuant to which we and NantCell agreed to combine our businesses. The Merger Agreement provided that a wholly-owned subsidiary of the company will merge with and into NantCell (the Merger), with NantCell surviving the Merger as a wholly-owned subsidiary of the company.
On March 9, 2021, we completed the Merger pursuant to the terms of the Merger Agreement. Under the terms of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each share of NantCell common stock, par value $0.001 per share, issued and outstanding immediately prior to the Effective Time, subject to certain exceptions as set forth in the Merger Agreement, was converted automatically into a right to receive 0.8190 (the “Exchange Ratio”) newly issued shares of common stock, par value $0.0001 per share, of the company (“Company Common Stock”), with cash paid in lieu of any fractional shares. At the Effective Time, each share of the company’s common stock issued and outstanding immediately prior to the Effective Time, remains an issued and outstanding share of the combined company. At the Effective Time, each outstanding option, warrant or restricted stock unit to purchase NantCell common stock was converted using the Exchange Ratio into an option, warrant or restricted stock unit, respectively, on the same terms and conditions immediately prior to the Effective Time, to purchase shares of the company’s Common Stock.
Immediately following the Effective Time, the former stockholders of NantCell held approximately 72% of the outstanding shares of Company Common Stock and the stockholders of the company as of immediately prior to the Merger held approximately 28% of the outstanding shares of Company Common Stock. As a result of the Merger and immediately following the Effective Time, Dr. Patrick Soon-Shiong, our Executive Chairman, and his affiliates beneficially own, in the aggregate, approximately 82% of the outstanding shares of Company Common Stock.
Accounting Treatment of the Merger
The Merger represents a business combination pursuant to Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, Topic
805-50, Mergers,
which is accounted for as a transaction between entities under common control as Dr. Patrick
Soon-Shiong
and his affiliates are the controlling stockholders of each of the company and NantCell. All the assets and liabilities of NantCell were combined with ours at their historical carrying amounts on the closing date of the Merger. We have recast our prior period financial statements to reflect the conveyance of NantCell’s common shares as if the Merger had occurred as of the earliest date of the financial statements presented. All material intercompany accounts and transactions have been eliminated in consolidation.